UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22710

BLUEROCK TOTAL INCOME+ REAL ESTATE FUND

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 32nd Floor, New York, NY 10105

(Address of principal executive offices) (Zip code)

Bluerock Fund Advisor, LLC

1345 Avenue of the Americas, 32nd Floor,

New York, NY 10105

(Name and address of agent for service)

1-844-819-8287

(Registrant’s telephone number, including area code)

Date of fiscal year end: September 30

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

Bluerock Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS
December 31, 2019 (Unaudited)

Security	Principal	Value
REAL ESTATE DEBT SECURITIES (9.54%)(a)
FREMF 2018-K82 Mortgage Trust, Class X2A, IO, 0.100%, 9/25/2028	$1,074,066,599	$7,444,356
FREMF 2018-K82 Mortgage Trust, Class X2B, IO, 0.100%, 10/25/2028	262,694,906	1,882,997
FREMF 2018-K82 Mortgage Trust, Class D, PO, 0.000%, 10/25/2028	100,392,906	47,747,468
FREMF 2019-K101 Mortgage Trust, Class X2A, IO, 0.100%, 10/25/2029	1,189,488,990	9,046,064
FREMF 2019-K101 Mortgage Trust, Class X2B, IO, 0.100%, 1/25/2030	270,043,635	2,140,636
FREMF 2019-K101 Mortgage Trust, Class D, PO, 0.000%, 1/25/2030	109,477,635	47,235,658
FREMF 2019-K91 Mortgage Trust, Class X2A, IO, 0.100%, 3/25/2029	1,136,510,620	8,239,702
FREMF 2019-K91 Mortgage Trust, Class X2B, IO, 0.100%, 10/25/2029	247,526,565	1,890,113
FREMF 2019-K91 Mortgage Trust, Class D, PO, 0.000%, 10/25/2029	103,857,565	44,698,427
FREMF 2019-KC03 Mortgage Trust, Class C, 4.365%, 1/25/2026	58,088,000	46,515,418

TOTAL REAL ESTATE DEBT SECURITIES (Cost $215,230,588)		216,840,839

Security	Shares	Value
PRIVATE EQUITY REAL ESTATE SECURITIES (78.83%)(b)
Apartments (7.11%)
Clarion Gables Multifamily Trust	73,173	96,548,468
Sentinel Real Estate Fund	718	65,079,983
		161,628,451
Diversified (59.63%)
AEW Core Property Trust	22,139	22,989,269
Ares Enhanced Income Fund	18,672	18,671,670
Bain Capital Real Estate Fund I	N/A	18,905,793
Blackstone Property Partners(c)	82,651	119,177,000
Bridge Debt Strategies Fund III, LP	N/A	53,922,356
Carlyle Property Investors	47,547	63,065,587
CBRE U.S. Core Partners, LP	66,701,976	96,900,546
Clarion Lion Properties Fund	108,240	167,749,039
Harrison Street Core Property Fund	50,957	71,676,381
Invesco Core Real Estate Fund	174	33,472,422
Invesco U.S. Income Fund LP	69,420	97,063,041
Morgan Stanley Prime Property Fund LLC	14,470	278,521,692
PGIM PRISA I	19,032	33,216,842
PGIM PRISA III	24,154	47,414,342
Principal Enhanced Property Fund LP	7,495,645	97,744,704
RREEF America REIT II, Inc.	281,886	35,900,581
Stockbridge Smart Markets Fund	26,836	42,675,898
Stockbridge Value Fund II	N/A	3,621,330
UBS Trumbull Property G&I Fund	1,976	52,159,065
		1,354,847,558
Industrial (12.09%)
Clarion Lion Industrial Trust	36,890	76,999,783
Prologis Targeted U.S. Logistics(c)	59,956	109,228,932
RREEF Core Plus Industrial Fund LP	669,535	88,339,191
		274,567,906
TOTAL PRIVATE EQUITY REAL ESTATE SECURITIES (Cost $1,605,233,806)		1,791,043,915

Security	Shares	Value
PUBLIC EQUITY REAL ESTATE SECURITIES (1.97%)
Public Non-Traded Real Estate Investment Trusts (0.02%)
Diversified (0.02%)
Highlands REIT, Inc.(d)(e)	140,161	$49,056
Inventrust Properties Corp.(e)	140,161	416,880
Total Public Non-Traded Real Estate Investment Trusts (Cost $445,781)		465,936

Publicly Traded Real Estate Investment Trusts (1.95%)
Apartments (0.34%)
AvalonBay Communities, Inc.	2,345	491,747
Camden Property Trust	6,262	664,398
Equity Residential	9,278	750,776
Essex Property Trust, Inc.	3,325	1,000,359
Independence Realty Trust, Inc.	77,123	1,085,892
Invitation Homes, Inc.	18,754	562,057
Mid-America Apartment Communities, Inc.	7,451	982,489
NexPoint Residential Trust, Inc.	32,822	1,476,990
UDR, Inc.	14,147	660,665
		7,675,373
Communications (0.14%)
American Tower Corp.	5,964	1,370,647
Crown Castle International Corp.	6,027	856,738
SBA Communications Corp.	4,395	1,059,151
		3,286,536
Data Centers (0.08%)
CoreSite Realty Corp.	3,518	394,438
CyrusOne, Inc.	5,766	377,269
Digital Realty Trust, Inc.	3,591	429,986
Equinix, Inc.	1,157	675,342
		1,877,035
Diversified (0.25%)
American Assets Trust, Inc.	11,944	548,230
Armada Hoffler Properties, Inc.	55,147	1,011,947
Gaming and Leisure Properties, Inc.	10,755	463,003
Gladstone Commercial Corp.	33,070	722,910
PS Business Parks, Inc.	6,932	1,142,879
STORE Capital Corp.	19,703	733,740
WP Carey, Inc.	13,315	1,065,732
		5,688,441
Healthcare (0.24%)
CareTrust REIT, Inc.	27,892	575,412
Community Healthcare Trust, Inc.	29,564	1,267,114
Healthpeak Properties, Inc.	15,326	528,287
Medical Properties Trust, Inc.	35,886	757,553
Omega Healthcare Investors, Inc.	10,904	461,784
Universal Health Realty Income Trust	6,087	714,370
Ventas, Inc.	7,084	409,030
Welltower, Inc.	8,217	671,986
		5,385,536
Industrial (0.32%)
Americold Realty Trust	20,691	725,426
Duke Realty Corp.	15,562	539,535
EastGroup Properties, Inc.	8,402	1,114,693
First Industrial Realty Trust, Inc.	16,834	698,779

Security	Shares	Value
Industrial (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,872	$510,761
Liberty Property Trust	12,289	737,954
Prologis, Inc.	7,831	698,055
Rexford Industrial Realty, Inc.	24,255	1,107,726
Terreno Realty Corp.	22,032	1,192,813
		7,325,742
Manufactured Homes (0.14%)
Equity LifeStyle Properties, Inc.	22,804	1,605,174
Sun Communities, Inc.	10,421	1,564,192
		3,169,366
Office (0.11%)
Alexandria Real Estate Equities, Inc.	5,017	810,647
Douglas Emmett, Inc.	9,712	426,357
Highwoods Properties, Inc.	13,682	669,187
VEREIT, Inc.	66,073	610,515
		2,516,706
Self-Storage (0.15%)
CubeSmart	19,443	612,066
Extra Space Storage, Inc.	8,189	864,922
Life Storage, Inc.	4,259	461,165
National Storage Affiliates Trust	30,508	1,025,678
Public Storage	2,077	442,318
		3,406,149
Single Tenant (0.18%)
Agree Realty Corp.	12,606	884,562
Essential Properties Realty Trust, Inc.	36,813	913,331
Four Corners Property Trust, Inc.	15,939	449,320
Getty Realty Corp.	14,693	482,959
National Retail Properties, Inc.	9,796	525,262
Realty Income Corp.	10,407	766,267
		4,021,701
Total Publicly Traded Real Estate Investment Trusts (Cost $34,680,651)		44,352,585

TOTAL PUBLIC EQUITY REAL ESTATE SECURITIES (Cost $35,126,432)		44,818,521

COMMON STOCKS (0.04%)
InterXion Holding NV(d)	9,555	800,805
TOTAL COMMON STOCKS (Cost $515,669)		800,805

EXCHANGE-TRADED FUNDS (0.24%)
iShares Short Treasury Bond ETF	16,686	1,843,135
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	20,141	1,841,492
Vanguard Short-Term Treasury ETF	30,561	1,859,026
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,522,596)		5,543,653

PREFERRED STOCKS (0.60%)
American Homes 4 Rent, 6.350%, Series E	36,690	950,638
American Homes 4 Rent, 5.875%, Series G	37,050	968,858
Digital Realty Trust, Inc., 5.250%, Series J	36,976	952,872
EPR Properties, 5.750%, Series G	36,751	948,911
Kimco Realty Corp., 5.125%, Series L	37,050	953,667
National Storage Affiliates Trust, 6.000%, Series A	36,989	984,646
PS Business Parks, Inc., 5.200%, Series Y	36,829	945,769
PS Business Parks, Inc., 5.250%, Series X	37,000	965,700

Security	Shares	Value
PREFERRED STOCKS (0.60%) (continued)
PS Business Parks, Inc., 5.200%, Series W	38,264	$986,445
Public Storage, 5.050%, Series G	37,405	967,667
Public Storage, 5.375%, Series V	38,643	974,963
Rexford Industrial Realty, Inc., 5.875%, Series A	17,751	458,375
Rexford Industrial Realty, Inc., 5.875%, Series B	18,085	468,040
Spirit Realty Capital, Inc., 6.000%, Series A	36,576	952,805
VEREIT, Inc., 6.700%, Series F	30,595	780,173
Vornado Realty Trust, 5.250%, Series M	12,414	317,054
TOTAL PREFERRED STOCKS (Cost $12,379,294)		13,576,583

SHORT TERM INVESTMENTS (7.54%)
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.49% (Cost $171,246,687)	171,246,687	171,246,687

TOTAL INVESTMENTS (98.76%) (Cost $2,045,255,072)		$2,243,871,003
Other Assets In Excess Of Liabilities (1.23%)		28,037,832
NET ASSETS (100.00%)		$2,271,908,835

Common Abbreviations

IO - Interest Only Security

PO - Principal Only Security

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate market value of those securities was $216,840,839, representing 9.54% of net assets.
(b)	All or a portion of these securities are segregated as collateral for the Line of Credit as of December 31, 2019.
(c)	Holding is comprised of two share classes of the same underlying investment.
(d)	Non-income producing security.
(e)	Fair value estimated using fair valuation procedures adopted by the Board of Trustees. Total value of such securities is $465,936, representing 0.02% of net assets.

See Notes to Quarterly Portfolio of Investments.

Commitments – As of December 31, 2019, the Fund had unfunded commitments and/or contingencies for the below listed Private Equity Real Estate Securities:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
AEW Core Property Trust	$22,989,269	$-	Quarterly	45
Ares Enhanced Income Fund	18,671,670	101,328,330	Quarterly	90
Bain Capital Real Estate Fund I	18,905,793	73,959,611	None	None
Black Creek Industrial	-	100,000,000	Quarterly	90
Blackstone Property Partners	119,177,000	-	Quarterly	90
Bridge Debt Strategies Fund III, LP	53,922,356	36,818,159	None	None
Brookfield Premier Real Estate Partners	-	280,000,000	Quarterly	90
Carlyle Property Investors	63,065,587	64,727,133	Quarterly	90
CBRE U.S. Core Partners	96,900,546	29,500,000	Quarterly	60
Clarion Gables Multifamily Trust	96,548,468	12,000,000	Quarterly	90
Clarion Lion Industrial Trust	76,999,783	60,000,000	Quarterly	90
Clarion Lion Properties Fund	167,749,039	-	Quarterly	90
Harrison Street Core Property Fund	71,676,381	-	Quarterly	45
Invesco Core Real Estate Fund	33,472,422	-	Quarterly	45
Invesco U.S. Income Fund LP	97,063,041	18,000,000	Quarterly	45
Morgan Stanley Prime Property Fund LLC	278,521,692	-	Quarterly	90
PGIM PRISA I	33,216,842	-	Quarterly	90
PGIM PRISA III	47,414,342	106,736,843	Quarterly	90
Principal Enhanced Property Fund LP	97,744,704	15,200,000	Quarterly	90
Prologis Targeted US Logistics	109,228,932	192,800,000	Quarterly	90
RREEF America REIT II, Inc.	35,900,581	-	Quarterly	45
RREEF Core Plus Industrial Fund LP	88,339,191	16,380,000	Quarterly	90
Sentinel Real Estate Fund	65,079,983	18,000,000	Daily	*
Stockbridge Smart Markets Fund	42,675,898	-	Quarterly	45
Stockbridge Value Fund II	3,621,330	823,713	None	None
UBS Trumbull Property G&I Fund	52,159,065	15,000,000	Quarterly	60

*	Written notice required for redemption, no minimum timeline required.

Bluerock Total Income+ Real Estate Fund

Notes to Quarterly Portfolio of Investments

December 31, 2019 (Unaudited)

1. Organization

Bluerock Total Income+ Real Estate Fund, formerly known as Total Income+ Real Estate Fund, (the “Fund” or the “Trust”) was organized as a Delaware statutory trust on May 25, 2012 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund’s investment advisor is Bluerock Fund Advisor, LLC (the “Advisor”). The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation, with low to moderate volatility and low correlation to the broader markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A shares commenced operations on October 22, 2012 and are offered at net asset value plus a maximum sales charge of 5.75%. Class A shareholders who tender for repurchase Class A shares that were purchased in amounts of $1,000,000 or more that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price. Class C and Class I shares commenced operations on April 1, 2014 and are offered at net asset value. Class C shares are subject to an early withdrawal charge of 1.00% if redeemed less than 365 days after purchase. Class L shares commenced operations on June 1, 2017 and are offered at net asset value plus a maximum sales charge of 4.25%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SUMMARY OF Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 "Financial Services – Investment Companies."

A. Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price. Debt securities, including restricted securities, are valued based on evaluated prices received from a third party pricing vendor or from brokers who make markets in such securities. Debt securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund may invest a portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end investment companies and exchange traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets/liabilities at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values (“NAV”) as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker- dealer or independent pricing service is inaccurate.

Valuation of Private Equity Real Estate Securities – The Fund invests a significant portion of its assets in Private Equity Real Estate Securities (“Private ERES”). The Private ERES measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient or its equivalent, and to value its investments in Private ERES at their respective NAVs at each quarter. For non-calendar quarter-end days, the Valuation Committee estimates the fair value of each Private ERES by adjusting the most recent NAV for each Private ERES by the change in a proprietary benchmark that the Valuation Committee has deemed to be representative of the entire Private ERES market. As of December 31, 2019, all of the Fund’s investments in Private ERES were valued at the respective NAVs, or its equivalent, for the Private ERES.

Valuation of Public Non-Traded Equity Real Estate Securities – The Fund may invest a portion of its assets in Public Non-Traded Equity Real Estate Securities (“Public Non-Traded ERES”). The Public Non-Traded ERES do not report periodic NAVs with enough frequency to be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded ERES on a daily basis by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, and potential illiquidity discounts.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2019, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund's assets measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Private Equity Real Estate Securities (Measured at net asset value)(a)	$–	$–	$–	$1,791,043,915
Public Non-Traded Real Estate Investment Trusts	–	–	465,936	465,936
Publicly Traded Real Estate Investment Trusts	44,352,585	–	–	44,352,585
Real Estate Debt Securities	–	216,840,839	–	216,840,839
Common Stocks	800,805	–	–	800,805
Exchange-Traded Funds	5,543,653	–	–	5,543,653
Preferred Stocks	13,576,583	–	–	13,576,583
Short Term Investments	171,246,687	–	–	171,246,687
Total	$235,520,314	$216,840,839	$465,936	$2,243,871,003

(a)	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent), practical expedient, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

B. Other Investment Vehicles – The Fund may invest in other investment vehicles such as exchange traded funds (“ETFs”), index funds, closed-end funds and mutual funds. Such funds are bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an investment vehicle to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning such investment vehicles generally reflect the risks of owning the underlying securities they are designed to track, although any lack of liquidity could result in it being more volatile. Additionally, such investment vehicles have fees and expenses that reduce their value relative to their underlying holdings.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUEROCK TOTAL INCOME+ REAL ESTATE FUND

By:	/s/ Jordan B. Ruddy
Jordan B. Ruddy
President (Principal Executive Officer)

Date:	March 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jordan B. Ruddy
Jordan B. Ruddy
President (Principal Executive Officer)

Date:	March 2, 2020

By:	/s/ Simon Adamiyatt
Simon Adamiyatt
Treasurer (Principal Financial Officer)

Date:	March 2, 2020